UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10431

Waddell & Reed InvestEd Portfolios, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed InvestEd Growth Portfolio
September 30, 2005
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Core Investment Fund, Class Y	2,719,820	$16,346,122
Waddell & Reed Advisors Dividend Income Fund, Class Y	378,023	5,042,828
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	2,483,748	9,065,679
Waddell & Reed Advisors High Income Fund, Inc., Class Y	612,088	4,523,327
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	2,083,743	15,315,508
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	430,048	4,291,876
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	985,452	9,923,506
Waddell & Reed Advisors Small Cap Fund, Inc., Class Y*	495,325	8,148,106
Waddell & Reed Advisors Value Fund, Class Y	1,072,095	14,183,813
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	1,013,827	9,550,250

TOTAL MUTUAL FUNDS - 99.69%		$96,391,015

(Cost: $79,545,745)

SHORT-TERM SECURITY - 0.31%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.75%
Repurchase Agreement dated 9-30-05 to be
repurchased at $296,068 on 10-3-05 (A)	$296	$296,000
(Cost: $296,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$96,687,015

(Cost: $79,841,745)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $292,748 United States Treasury Note, 6.5% due 10-15-06; market value and accrued interest aggregate $301,578.

The Investments of Waddell & Reed InvestEd Balanced Portfolio
September 30, 2005
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Bond Fund, Class Y	2,126,301	$13,331,909
Waddell & Reed Advisors Cash Management, Inc., Class A	6,407,302	6,407,302
Waddell & Reed Advisors Core Investment Fund, Class Y	1,816,348	10,916,250
Waddell & Reed Advisors Dividend Income Fund, Class Y	286,211	3,818,058
Waddell & Reed Advisors Global Bond Fund, Inc., Class Y	940,672	3,433,454
Waddell & Reed Advisors International Growth Fund, Inc., Class Y	1,471,635	10,816,519
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	325,455	3,248,038
Waddell & Reed Advisors New Concepts Fund, Inc., Class Y*	521,770	5,254,220
Waddell & Reed Advisors Value Fund, Class Y	649,451	8,592,238
Waddell & Reed Advisors Vanguard Fund, Inc., Class Y	536,133	5,050,378

TOTAL MUTUAL FUNDS - 99.76%		$70,868,366

(Cost: $61,859,159)

SHORT-TERM SECURITY - 0.24%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.75%
Repurchase Agreement dated 9-30-05 to be
repurchased at $171,039 on 10-3-05 (A)	$171	$171,000
(Cost: $171,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$71,039,366

(Cost: $62,030,159)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Collateralized by $168,893 United States Treasury Note, 6.5% due 10-15-06; market value and accrued interest aggregate $173,987.

The Investments of Waddell & Reed InvestEd Conservative Portfolio
September 30, 2005
MUTUAL FUNDS	Shares	Value

Waddell & Reed Advisors Cash Management, Inc., Class A	4,615,110	$4,615,110
Waddell & Reed Advisors Core Investment Fund, Class Y	434,402	2,610,757
Waddell & Reed Advisors Dividend Income Fund, Class Y	102,543	1,367,915
Waddell & Reed Advisors Government Securities Fund, Class Y	436,235	2,403,656
Waddell & Reed Advisors Limited-Term Bond Fund, Class Y	1,170,088	11,677,475
Waddell & Reed Advisors Value Fund, Class Y	97,135	1,285,100

TOTAL MUTUAL FUNDS - 99.24%		$23,960,013

(Cost: $23,344,246)

SHORT-TERM SECURITY - 0.76%	Principal Amount in Thousands

Repurchase Agreement
J.P. Morgan Securities Inc., 2.75%
Repurchase Agreement dated 9-30-05 to be
repurchased at $183,042 on 10-3-05(A)	$183	$$183,000
(Cost: $183,000)

TOTAL INVESTMENT SECURITIES - 100.00%		$24,143,013

(Cost: $23,527,246)

Notes to Schedule of Investments
(A)Collateralized by $181,176 United States Treasury Note, 6.5% due 10-15-06; market value and accrued interest aggregate $186,641.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed InvestEd Portfolios, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005